UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hermes Fund Manager (North America) LP
Address: 75 Park Plaza, 2nd Floor
         Boston, MA  02116

13F File Number:  028-13889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ann Freeman
Title:     Chief Compliance Officer
Phone:     617-892-8991

Signature, Place, and Date of Signing:

 /s/  Ann Freeman     Boston, MA     July 26, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $261,243 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE LTD                        SHS              H0023R105     7815   151800 SH       SOLE                   151800        0        0
ADOBE SYS INC                  COM              00724F101     6475   245000 SH       SOLE                   245000        0        0
AIR PRODS & CHEMS INC          COM              009158106     9942   153400 SH       SOLE                   153400        0        0
ALLERGAN INC                   COM              018490102    11725   201260 SH       SOLE                   201260        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    11248   236810 SH       SOLE                   236810        0        0
AMPHENOL CORP NEW              CL A             032095101     9463   240920 SH       SOLE                   240920        0        0
APACHE CORP                    COM              037411105    10275   122050 SH       SOLE                   122050        0        0
CROWN CASTLE INTL CORP         COM              228227104     7750   208000 SH       SOLE                   208000        0        0
DIGITAL RLTY TR INC            COM              253868103    12240   212200 SH       SOLE                   212200        0        0
EXPRESS SCRIPTS INC            COM              302182100     9165   194920 SH       SOLE                   194920        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     4647    78590 SH       SOLE                    78590        0        0
HALLIBURTON CO                 COM              406216101    11414   464920 SH       SOLE                   464920        0        0
ILLINOIS TOOL WKS INC          COM              452308109     9840   238360 SH       SOLE                   238360        0        0
ITAU UNIBANCO HLDG SA          SPON ADR REP PFD 465562106     5027   279120 SH       SOLE                   279120        0        0
KRAFT FOODS INC                CL A             50075N104    11449   408900 SH       SOLE                   408900        0        0
LSI CORPORATION                COM              502161102     3767   818970 SH       SOLE                   818970        0        0
MARTIN MARIETTA MATLS INC      COM              573284106     4495    53000 SH       SOLE                    53000        0        0
PEABODY ENERGY CORP            COM              704549104     9482   242330 SH       SOLE                   242330        0        0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    11184   325880 SH       SOLE                   325880        0        0
POSCO                          SPONSORED ADR    693483109     5951    63090 SH       SOLE                    63090        0        0
PRUDENTIAL FINL INC            COM              744320102    10878   202730 SH       SOLE                   202730        0        0
SANDISK CORP                   COM              80004C101     5086   120900 SH       SOLE                   120900        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    10710   265500 SH       SOLE                   265500        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    11859   228100 SH       SOLE                   228100        0        0
UNION PAC CORP                 COM              907818108    10702   153970 SH       SOLE                   153970        0        0
UNITED TECHNOLOGIES CORP       COM              913017109    10826   166780 SH       SOLE                   166780        0        0
VERTEX PHARMACEUTICALS INC     COM              92532F100     7271   221010 SH       SOLE                   221010        0        0
VMWARE INC                     CL A COM         928563402     7342   117300 SH       SOLE                   117300        0        0
WELLS FARGO & CO NEW           COM              949746101    13215   516220 SH       SOLE                   516220        0        0